Share-based payment plans - Employee share purchase plan (Details) - Employee Share Purchase Plan		12 Months Ended
	Oct. 01, 2001 CAD ($) shares	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
Share-based payment plans
Number of shares authorised for issue | shares	1,500,000
Maximum number of shares issued in a year | shares	300,000
Share issue price as a percentage of market price	85.00%
Maximum employee allocation as a percentage of salary	10.00%
Maximum employee allocation in dollars per annum | $	$ 20,000.00
Common shares issued under employee share purchase plan | EquityInstruments		83,453	66,466
Average share price | $		$ 59.58	$ 70.56